CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net profit	€ 608,880	€ 698,708	€ 786,627
Items that will not be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on remeasurement of defined benefit plans	34	(2,078)	385
Related tax impact	1	456	(88)
Total items that will not be reclassified to the consolidated income statement in subsequent periods	35	(1,622)	297
Items that may be reclassified to the consolidated income statement in subsequent periods:
Gains/(Losses) on cash flow hedging instruments	40,109	(2,272)	(13,034)
Exchange differences on translating foreign operations	(11,731)	2,652	5,986
Related tax impact	(11,291)	610	3,608
Total items that may be reclassified to the consolidated income statement in subsequent periods	17,087	990	(3,440)
Total other comprehensive income/(loss), net of tax	17,122	(632)	(3,143)
Total comprehensive income	626,002	698,076	783,484
Total comprehensive income attributable to:
Owners of the parent	625,053	695,075	781,585
Non-controlling interests	€ 949	€ 3,001	€ 1,899